Subsequent event	3 Months Ended
Nov. 30, 2023
Notes and other explanatory information [abstract]
Subsequent event

21.	Subsequent event

In December 2023, the Company entered into a series of gold zero-cost collar contracts for 600 gold ounces per month for a total of 3,000 gold ounces to be settled from January 2024 to May 2024, at a maximum and minimum gold price of $2,150 and $1,850 per gold ounce, respectively.